Employee Benefit Plans	12 Months Ended
Dec. 31, 2019
Retirement Benefits [Abstract]
Employee Benefit Plans	Employee Benefit Plans
We sponsor a noncontributory defined benefit pension plan and non-qualified Supplemental Executive Retirement Plans ("SERPs"). Both the defined benefit plan and the SERPs have frozen the accrual of future benefits.
We sponsor a defined contribution plan covering substantially all non-union and certain union employees. We match a portion of employees' voluntary contributions to this plan.
Other union-represented employees are covered by defined benefit pension plans jointly sponsored by us and the union, or by union-sponsored multi-employer plans.
We use a December 31 measurement date for our retirement plans. Retirement plans expense is based on valuations as of the beginning of each year.
The components of the expense consisted of the following:

	For the years ended December 31,
(in thousands)	2019	2018	2017

Interest cost	$23,287	$23,836	$25,966
Expected return on plan assets, net of expenses	(19,974)	(22,232)	(17,439)
Amortization of actuarial loss and prior service cost	2,622	3,527	4,424
Settlement losses	—	11,713	—
Total for defined benefit plans	5,935	16,844	12,951
Multi-employer plans	132	190	253
SERPs	1,018	2,908	1,161
Defined contribution plan	10,494	8,619	9,183
Net periodic benefit cost	17,579	28,561	23,548
Allocated to discontinued operations	(447)	(789)	(848)
Net periodic benefit cost - continuing operations	$17,132	$27,772	$22,700

In 2018, we recognized a $1.8 million non-cash settlement charge related to lump-sum distributions from our SERP. Settlement charges are recorded when total lump-sum distributions for a plan's year exceed the total projected service cost and interest cost for that plan year.

In November of 2018, we merged $306 million of pension assets and $419 million of pension obligations from our Scripps Pension Plan ("SPP”) into the Journal Communications, Inc. Plan (“JCI Plan”) that we also sponsor. The SPP retained pension assets and pension obligations totaling $9 million. Following the merger, we terminated the SPP and purchased a single premium group annuity contract from an insurance company in the amount of $53.5 million for the terminating SPP participants and certain participants in the newly merged JCI Plan. Upon issuance of the group annuity contract, the insurance company assumed all investment risk associated with the assets that were delivered as the annuity contract premium and assumed the obligation to make future annuity payments to approximately 600 remaining retirees receiving pension benefits in the SPP and approximately 1,500 remaining retirees receiving pension benefits in the newly merged JCI Plan. There was no change to the pension benefits for any plan participants as a result of these transactions and the purchase of the group annuity contract was funded directly by assets of the SPP and JCI Plan. In the fourth quarter of 2018, we recognized a one-time non-cash settlement charge of $11.7 million in connection with these transactions.
Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) were as follows:

	For the years ended December 31,
(in thousands)	2019	2018	2017

Actuarial gain/(loss)	$(5,478)	$(7,765)	$12,205
Prior service cost	—	(424)	—
Amortization of actuarial loss and prior service cost	2,622	3,527	4,424
Reclassification of actuarial loss related to settlement	—	11,713	—
Total	$(2,856)	$7,051	$16,629

In addition to the amounts summarized above, amortization of actuarial losses related to our SERPs recognized through other comprehensive income was $0.2 million in 2019, $0.3 million in 2018 and $0.2 million in 2017, and settlement losses in 2018 totaled $1.8 million. We recognized actuarial losses for our SERPs of $1.9 million and $2.5 million in 2019 and 2017, respectively, and a gain of $1.0 million in 2018.

Assumptions used in determining the annual retirement plans expense were as follows:

	2019	2018 (1)	2017 (2)

Discount rate	4.38%	3.71%-4.58%	4.26%
Long-term rate of return on plan assets	5.50%	5.10%	4.20%-4.30%
(1) Range presented for 2018 discount rate represents the rates used for various remeasurement periods during the year as well as differing rates used for Scripps Pension Plan and Journal Communications, Inc. Plan.
(2) Range presented for long-term rate of return on plan assets for 2017 represents the rates used for Scripps Pension Plan and Journal Communications, Inc. Plan.
The discount rate used to determine our future pension obligations is based on a dedicated bond portfolio approach that includes securities rated Aa or better with maturities matching our expected benefit payments from the plans.
The expected long-term rate of return on plan assets is based upon the weighted-average expected rate of return and capital market forecasts for each asset class employed.
Changes in other key actuarial assumptions affect the determination of the benefit obligations as of the measurement date and the calculation of net periodic benefit costs in subsequent periods.
Obligations and Funded Status — The defined benefit pension plan obligations and funded status are actuarially valued as of the end of each year. The following table presents information about our employee benefit plan assets and obligations:

	Defined Benefit Plans		SERPs
	For the years ended December 31,
(in thousands)	2019	2018	2019	2018

Change in projected benefit obligation:
Projected benefit obligation at beginning of year	$544,581	$654,536	$16,985	$23,691
Interest cost	23,287	23,836	718	746
Benefits paid	(35,186)	(33,872)	(1,019)	(1,021)
Actuarial (gains)/losses	60,909	(46,800)	1,857	(1,034)
Plan Amendments	—	424	—	—
Settlements	—	(53,543)	—	(5,397)
Projected benefit obligation at end of year	593,591	544,581	18,541	16,985
Plan assets:
Fair value at beginning of year	361,891	464,441	—	—
Actual return on plan assets	75,405	(32,334)	—	—
Company contributions	18,589	17,199	1,019	6,418
Benefits paid	(35,186)	(33,872)	(1,019)	(1,021)
Settlements	—	(53,543)	—	(5,397)
Fair value at end of year	420,699	361,891	—	—
Funded status	$(172,892)	$(182,690)	$(18,541)	$(16,985)
Amounts recognized in Consolidated Balance Sheets:
Current liabilities	$—	$—	$(1,214)	$(1,231)
Noncurrent liabilities	(172,892)	(182,690)	(17,327)	(15,754)
Total	$(172,892)	$(182,690)	$(18,541)	$(16,985)

Amounts recognized in accumulated other comprehensive loss consist of:
Net actuarial loss	$123,065	$120,191	$7,240	$5,571
Prior service cost	406	424	—	—

In 2020, we expect to recognize amortization of accumulated other comprehensive loss into net periodic benefit costs of $4.8 million (including $0.3 million for our SERPs).
Information for pension plans with an accumulated benefit obligation and projected benefit obligation in excess of plan assets was as follows:

	Defined Benefit Plans		SERPs
	As of December 31,
(in thousands)	2019	2018	2019	2018

Accumulated benefit obligation	$593,591	$544,581	$18,541	$16,985
Projected benefit obligation	593,591	544,581	18,541	16,985
Fair value of plan assets	420,699	361,891	—	—
Assumptions used to determine the defined benefit pension plans benefit obligations were as follows:

	2019	2018	2017

Weighted average discount rate	3.40%	4.38%	3.70%
In 2020, we expect to contribute $1.2 million to fund our SERPs and $31.8 million to fund our qualified defined benefit pension plan.
Estimated future benefit payments expected to be paid from the plans for the next ten years are $31.4 million in 2020, $31.9 million in 2021, $32.4 million in 2022, $33.0 million in 2023, $33.8 million in 2024 and a total of $175.0 million for the five years ending 2029.
Plan Assets and Investment Strategy
Our long-term investment strategy for pension assets is to earn a rate of return over time that minimizes future contributions to the plan while reducing the volatility of pension assets relative to pension liabilities. The strategy reflects the fact that we have frozen the accrual of service credits under our plans which cover the majority of employees. We evaluate our asset allocation target ranges for equity, fixed income and other investments annually. We monitor actual asset allocations quarterly and adjust as necessary. We control risk through diversification among multiple asset classes, managers and styles. Risk is further monitored at the manager and asset class level by evaluating performance against appropriate benchmarks.
Information related to our pension plan asset allocations by asset category were as follows:

	Target allocation	Percentage of plan assets as of December 31,
	2020	2019	2018

US equity securities	20%	17%	19%
Non-US equity securities	30%	39%	28%
Fixed-income securities	45%	43%	46%
Other	5%	1%	7%
Total	100%	100%	100%
U.S. equity securities include common stocks of large, medium and small capitalization companies, which are predominantly U.S. based. Non-U.S. equity securities include companies domiciled outside of the U.S. and American depository receipts. Fixed-income securities include securities issued or guaranteed by the U.S. government, mortgage backed securities and corporate debt obligations. Other investments include real estate funds and cash equivalents.
Under our asset allocation strategy, approximately 45% of plan assets are invested in a portfolio of fixed income securities with a duration approximately that of the projected payment of benefit obligations. The remaining 55% of plan assets are invested in equity securities and other return-seeking assets. The expected long-term rate of return on plan assets is based primarily upon the target asset allocation for plan assets and capital markets forecasts for each asset class employed.

The following table presents our plan assets as of December 31, 2019 and 2018:

	As of December 31,
(in thousands)	2019	2018

Equity securities
Common/collective trust funds	$237,015	$168,547
Fixed income
Common/collective trust funds	181,176	166,079
Real estate fund	—	24,798
Cash equivalents	2,508	2,467
Fair value of plan assets	$420,699	$361,891

Our investments are valued using net asset value as a practical expedient as allowed under U.S. GAAP and therefore are not valued using the fair value hierarchy.

Equity securities-common/collective trust funds and fixed income-common/collective trust funds are comprised of shares or units in commingled funds that are not publicly traded. The underlying assets in these funds (equity securities and fixed income securities) are publicly traded on exchanges and price quotes for the assets held by these funds are readily available. Common/collective trust funds are typically valued at their net asset values that are calculated by the investment manager or sponsor of the fund and have daily or monthly liquidity.

Real estate fund pertained to an investment in a real estate fund which invested in limited partnerships, limited liability corporations, real estate investment trusts, other funds and insurance company group annuity contracts. The valuations for these holdings were based on property appraisals using cash flow analysis and market transactions. The fund provided for quarterly redemptions with 110 days written notice.